Note 21 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expense	$ 9,628	$ 7,831
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 69.22	$ 58.96	$ 45.08
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 18,826
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 7,841	$ 6,727
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 31.62
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 88.90
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	352,500